Fair Value Measurements (Notes)	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

ASC 820, "Fair Value Measurement," defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a three-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs where there is little or no market data, which requires the reporting entity to develop its own assumptions.

ASC 820 requires the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Recurring Fair Value Measurements

The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2016 and 2015 (in millions):

	Fair Value Measurements Using:
	Total as of September 30, 2016	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other current assets
Foreign currency exchange derivatives	$90	$—	$90	$—
Commodity derivatives	4	—	4	—
Exchange traded funds (fixed income)[1]	15	15	—	—
Other noncurrent assets
Interest rate swaps	1	—	1	—
Investments in marketable common stock	3	3	—	—
Deferred compensation plan assets	81	81	—	—
Exchange traded funds (fixed income)[1]	163	163	—	—
Exchange traded funds (equity)[1]	86	86	—	—
Total assets	$443	$348	$95	$—
Other current liabilities
Foreign currency exchange derivatives	$66	$—	$66	$—
Liabilities held for sale
Foreign currency exchange derivatives	5	—	5	—
Current portion of long-term debt
Fixed rate debt swapped to floating	551	—	551	—
Long-term debt
Foreign currency denominated debt	938	938	—	—
Fixed rate debt swapped to floating	301	—	301	—
Noncurrent liabilities held for sale
Foreign currency denominated debt	1,119	1,119	—	—
Total liabilities	$2,980	$2,057	$923	$—
 [1]Classified as restricted investments for payment of asbestos liabilities. See Note 23, "Commitments and Contingencies" of the notes to consolidated financial statements for further details.

	Fair Value Measurements Using:
	Total as of September 30, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other current assets
Foreign currency exchange derivatives	$58	$—	$58	$—
Interest rate swaps	1	—	1	—
Assets held for sale
Cross-currency interest rate swaps	5	—	5	—
Other noncurrent assets
Interest rate swaps	5	—	5	—
Investments in marketable common stock	4	4	—	—
Equity swap	164	164	—	—
Total assets	$237	$168	$69	$—
Other current liabilities
Foreign currency exchange derivatives	$63	$—	$63	$—
Commodity derivatives	7	—	7	—
Liabilities held for sale
Cross-currency interest rate swaps	1	—	1	—
Current portion of long-term debt
Fixed rate debt swapped to floating	801	—	801	—
Long-term debt
Fixed rate debt swapped to floating	855	—	855	—
Total liabilities	$1,727	$—	$1,727	$—

Valuation Methods

Foreign currency exchange derivatives: The foreign currency exchange derivatives are valued under a market approach using publicized spot and forward prices.

Commodity derivatives: The commodity derivatives are valued under a market approach using publicized prices, where available, or dealer quotes.

Interest rate swaps and related debt: The interest rate swaps and related debt balances are valued under a market approach using publicized swap curves.

Equity swaps: The equity swaps are valued under a market approach as the fair value of the swaps is equal to the Company’s stock price at the reporting period date.

Cross-currency interest rate swaps: The cross-currency interest rate swaps are valued using observable market data.

Deferred compensation plan assets: Assets held in the deferred compensation plans will be used to pay benefits under certain of the Company's non-qualified deferred compensation plans. The investments primarily consist of mutual funds which are publicly traded on stock exchanges and are valued using a market approach based on the quoted market prices.

Investments in marketable common stock and exchange traded funds: Investments in marketable common stock and exchange traded funds are valued using a market approach based on the quoted market prices, where available, or broker/dealer quotes of identical or comparable instruments. There was an unrealized loss recorded on these investments of $1 million for the year ended September 30, 2016 within AOCI in the consolidated statements of financial position. There were no unrealized gains or losses recorded on these investments for the year ended September 30, 2015. The Company did not hold the exchange traded funds during the year ended September 30, 2015.

Foreign currency denominated debt: The Company had entered into foreign currency denominated debt obligations to selectively hedge portions of its net investment in non-U.S. subsidiaries. The currency effects of debt obligations are reflected in the AOCI account within shareholders’ equity attributable to Johnson Controls ordinary shareholders where they offset gains and losses recorded on the Company’s net investments globally. The foreign denominated debt obligation is remeasured to current exchange rates under a market approach using publicized spot prices. At September 30, 2016, the Company had 37 billion yen of foreign denominated debt designated as net investment hedge in the Company's net investment in Japan and one billion euro and 500 million euro bonds designated as net investment hedges in the Company's net investment in Europe. The Company did not have any foreign denominated debt outstanding designated as a net investment hedge at September 30, 2015.

The fair values of cash and cash equivalents, accounts receivable, short-term debt and accounts payable approximate their carrying values. The fair value of long-term debt, which was $15.7 billion and $6.7 billion at September 30, 2016 and 2015, respectively, was determined primarily using market quotes classified as Level 1 inputs within the ASC 820 fair value hierarchy.